Business Combination (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended	9 Months Ended
	Nov. 07, 2023	Nov. 07, 2023	Jun. 28, 2023	Sep. 30, 2024	Jan. 31, 2024	Mar. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 28, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001			$ 0.0001				$ 0.0001
Share issued price per share	$ 10.00	$ 10.00
Issuance of Series A-2 Preferred Stock. shares	20,000,000	543,057			277,778
Conversion of convertible securities	5,475,362
Stock options outstanding	612,670	612,670												913,856,000	728,603,000
Warrant outstanding	3,859,464	3,859,464		14,380,958			14,380,958		50,000	12,181,019,000	12,181,019			2,367,607,000
Temporaray equity liquidation preference per share														$ 0.88637847
Business combination cash	$ 100	$ 100
Business combination net liabilities	11,000	11,000
Business combination transaction cost	$ 900	$ 900
Business combination percentage	78.20%	78.20%
Debt maturity date							Mar. 01, 2024
Business combination cash				$ 3,237			$ 3,237			$ 3,525
Loan extensions										$ 2,992
Series A-2 Preferred Stock [Member]
Business Acquisition [Line Items]
Share issued price per share										$ 0.15
Temporary equity shares outstanding										0				3,415,923
Series A-1 Preferred Stock [Member]
Business Acquisition [Line Items]
Share issued price per share										$ 0.15
Temporary equity shares outstanding										0				2,839,957
Common Stock [Member]
Business Acquisition [Line Items]
Issuance of Series A-2 Preferred Stock. shares				526,312		277,778
Fair value of common stock	$ 47,900
Shares outstanding	6,261,553	6,261,553		28,175,172		23,850,010	28,175,172	24,050,010		23,572,232	4,299,083	4,210,445	4,033,170	4,033,170	4,342,666
Warrant outstanding	3,420,945	3,420,945
Preferred Stock [Member] | Series A-2 Preferred Stock [Member]
Business Acquisition [Line Items]
Temporary equity shares outstanding	3,853,797	3,853,797
Preferred Stock [Member] | Series A-1 Preferred Stock [Member]
Business Acquisition [Line Items]
Temporary equity shares outstanding	3,204,000	3,204,000
Warrant [Member]
Business Acquisition [Line Items]
Warrant outstanding	543,057	543,057
Business Combination [Member]
Business Acquisition [Line Items]
Business combination transfered	$ 20,000
Data Knights Acquisition Corp [Member]
Business Acquisition [Line Items]
Issuance of Series A-2 Preferred Stock. shares	277,778
Business combination cash	$ 500	$ 500
Business combination net liabilities	(11,016)	(11,016)
Business combination underwriter fees										$ 4,000
Promissory note	$ 500	$ 500
Debt maturity date	Mar. 01, 2024
Business combination cash										3,500
Loan extensions										$ 3,000
Data Knights Acquisition Corp [Member] | Securities Purchase Agreement [Member]
Business Acquisition [Line Items]
Principal amount			$ 1,500
Investment			$ 1,500